Share-Based Compensation	12 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation

We have a shareholder approved incentive compensation plan (the “Plan”) that provides for compensation payable in shares of our common stock. The Plan is administered by our Corporate Governance and Compensation Committee of our Board of Directors, which has complete discretion in determining our employees, officers and outside directors who shall be eligible to participate in the Plan, as well as the type, amount, terms and conditions of each award, subject to the limitations of the Plan.

The number of shares of our common stock which may be issued pursuant to the Plan may not exceed in the aggregate 1,000,000 shares.  As of June 30, 2014, approximately 794,000 shares of common stock were available for issuance under the Plan. Shares of common stock may be issued from authorized but unissued shares, shares reacquired by us or shares that we purchase in the open market.

Compensation expense for share-based compensation is recorded in the non-regulated segment and included in operation and maintenance expense in the Consolidated Statements of Income based on the fair value of the awards at the grant date and is amortized over the requisite service period. Fair value is the closing price of our common shares at the grant date. The grant date is the date at which our commitment to issue the share-based awards arises, which is generally when the award is approved and the terms of the awards are communicated to the employee or director. We initially recognize expense for our performance shares when it is probable that any stipulated performance criteria will be met. Our share-based compensation expense was $1,112,000, $922,000 and $712,000 for 2014, 2013 and 2012, respectively.

     Tax benefits of $31,000 and $26,000 were recognized as a premium on common shares on our 2014 and 2013 Consolidated Balance Sheets, respectively, which decreased our taxes payable as the deduction for income tax purposes exceeds the compensation expense recognized for financial reporting purposes.  The excess tax benefits can be utilized to offset tax deficiencies related to share-based compensation in subsequent periods.

Stock Awards

In 2014, 2013 and 2012, common stock was awarded to virtually all Delta employees and directors having grant date fair values of $350,000 (17,000 shares), $264,000 (12,000 shares) and $337,000 (22,000 shares), respectively. The recipients vested in the awards shortly after the awards were granted, but during the time between the grant dates and the vesting dates the shares awarded were not transferable by the holders. Once the shares were vested, the shares received under the stock awards were immediately transferable.

Performance Shares

In 2014, 2013 and 2012, performance shares were awarded to the Company's executive officers having grant date fair values of $801,000 (39,000 shares) and $844,000 (39,000 shares) and $552,000 (36,000 shares), respectively. The performance share awards vest only if the performance objectives of the awards are met, which are based on the Company's earnings per common share for the fiscal year in which the performance shares are awarded, before any cash bonuses or share-based compensation. Upon satisfaction of the performance objectives, unvested shares are issued to the recipients and vest in one-third increments each August 31 subsequent to achieving the performance objectives as long as the recipients are employees throughout each such service period. The recipients of the awards also become vested as a result of certain events such as death or disability of the holders. The unvested shares have both dividend participation rights and voting rights during the remaining terms of the awards. Holders of performance shares may not sell, transfer or pledge their shares until the shares vest.

As of June 30, 2014 the performance objectives for the performance shares awarded in 2014 have been satisfied and subject to further limitations of the plan, up to 39,000 unvested shares will be issued to the recipients, subject to a service condition whereby a recipient of the award shall vest in one-third increments each year beginning August 31, 2013 and annually each August 31 thereafter until fully vested as long as the recipient is an employee throughout each such service period. The performance objectives for the performance shares awarded in 2013 were met and 39,000 unvested shares were issued on August 31, 2013, of which 26,000 shares remain unvested as of June 30, 2014.

For 2014, 2013 and 2012, compensation expense related to the performance shares was $762,000, $658,000 and $375,000, respectively. Compensation expense of $469,000 is expected to be recognized between 2015 and 2017 for the unvested shares.

Our performance shares have graded vesting schedules, and each separate annual vesting tranche is treated as a separate award for expense recognition. Compensation expense is amortized over the vesting period of the individual awards based on the probable outcome of meeting the performance objectives.

Since the performance condition has been satisfied, the holder of performance shares will have both dividend participation rights and voting rights during the remaining term of the awards. The holder becomes vested as a result of certain events such as death or disability of the holder. Subject to the satisfaction of the performance condition, the weighted average expected remaining vesting period at June 30, 2014 is 1.6 years.

The following summarizes the activity for performance shares:

	Performance shares
	Number of shares	Weighted-average grant date fair value ($ per share)

Unvested shares at June 30, 2013	67,668	18.85
Granted (a)	39,000	20.53
Vested	(32,668)	(17.62)
Unvested shares at June 30, 2014	74,000	20.28

(a)	Represents the maximum number of shares which could be issued based on achieving the performance criteria.